Options and Warrants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding beginning	6,300,000	17,246,688	15,000,000
Granted			6,946,688
Exercised	500,000	(10,946,688)
Cancelled			(4,700,000)
Outstanding ending	5,800,000	6,300,000	17,246,688
Exercisable ending	5,800,000	6,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding beginning	$ 0.0049	$ 0.0056	$ 0.0026
Granted			0.01
Exercised	0.01	0.0059
Cancelled			(0.0026)
Outstanding ending	0.0045	0.0049	$ 0.0056
Exercisable ending	$ 0.0045	$ 0.0049
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term [Roll Forward]
Outstanding beginning	2 years 4 months 24 days	3 years 4 months 24 days	3 years 4 months 24 days
Granted			5 years
Outstanding ending	2 years 2 months 12 days	2 years 4 months 24 days	3 years 4 months 24 days
Exercisable ending	2 years 2 months 12 days	2 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Aggregate Intrinsic Value At Date Grant [Roll Forward]
Outstanding beginning
Granted
Exercised
Cancelled
Outstanding ending
Exercisable ending